LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2 - LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has incurred losses since inception, including $8.3 and $9.3 million for the nine months ended September 30, 2024 and 2023, respectively, resulting in an accumulated deficit of approximately $101.4 million as of September 30, 2024.

Net cash used in operating activities amounted to approximately $9.8 and $9.2 million for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the Company had total liabilities of approximately $7.7 million.

As of September 30, 2024, the Company had approximately $6.3 million in cash and cash equivalents, which will not be sufficient to fund operations and strategic objectives over the next twelve months from the date of the issuance of these financial statements. Without additional financing, these factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Until a state of cash flow positivity is reached, management is reviewing all options to obtain additional financing to fund operations. This financing is expected to come primarily from the issuance of equity securities in order to sustain operations until the Company can achieve profitability and positive cash flows, if ever. There can be no assurances, however, that adequate additional funding will be available on favorable terms, or at all. If such funds are not available in the future, the Company may be required to delay, significantly modify or terminate some or all of its operations, all of which could have a material adverse effect on the Company and its stockholders.

The Company does not have any off-balance sheet arrangements, as defined by applicable regulations of the SEC, that are reasonably likely to have a current or future material effect on our financial condition, results of operations, liquidity, capital expenditures or capital resources.

LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2 - LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has incurred losses since inception, including $13.6 and $23.8 million for the years ended December 31, 2023 and 2022, respectively, resulting in an accumulated deficit of approximately $93.1 million as of December 31, 2023.

Net cash used in operating activities amounted to approximately $11.9 and $19.6 million for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company had total liabilities of approximately $10.3 million.

As of December 31, 2023, the Company had approximately $1.6 million in cash and cash equivalents, which will not be sufficient to fund operations and strategic objectives over the next twelve months from the date of issuance of these financial statements. Without additional financing, these factors raise substantial doubt regarding the Company’s ability to continue as a going concern. See Note 16 for additional information regarding the Company’s financing activity following the period ended December 31, 2023.

Until a state of cash flow positivity is reached, management is reviewing all options to obtain additional financing to fund operations. This financing is expected to come primarily from the issuance of equity securities in order to sustain operations until the Company can achieve profitability and positive cash flows, if ever. There can be no assurances, however, that adequate additional funding will be available on favorable terms, or at all. If such funds are not available in the future, the Company may be required to delay, significantly modify or terminate some or all of its operations, all of which could have a material adverse effect on the Company and stockholders.